Reconciliation of Provision Income Tax (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of Provision of Income Taxes [Line Items]
Income before income tax	$ 3,790	$ 39,229	$ 38,116
Tax provision at PRC enterprise income tax rate of 25%	948	9,807	9,529
Expenses not deductible for tax purposes	881	2,127	2,428
Tax exemption and preferential tax rates granted to PRC entities	413	(2,233)	(3,629)
Effect of the different income tax rates in other jurisdictions	114	1,096	1,848
Changes in valuation allowances	3,279	(1,378)	(718)
Income tax expenses	$ 5,635	$ 9,419	$ 9,458